Summary of Significant Accounting Policies - Schedule of Customers Accounts Receivable (Detail) - Accounts Receivable [Member] - Customer Concentration Risk [Member] - Rigetti Computing, Inc	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Customer A [Member]
Concentration Risk, Percentage	53.00%
Customer B [Member]
Concentration Risk, Percentage	25.00%	35.00%
Customer C [Member]
Concentration Risk, Percentage	21.00%
Customer D [Member]
Concentration Risk, Percentage		34.00%
Customer E [Member]
Concentration Risk, Percentage		29.00%